Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Government receivables	£ 10,905	£ 5,415
Prepayments	7,169	6,571
Other receivables	790	672
Total trade and other receivables	18,864	12,658
R&D tax credit receivable	£ 7,212	£ 2,716